Reorganization and Fresh Start Accounting - Fresh Start Adjustment, Capitalized Deferred Costs, Deferred Revenue and Pension Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets	$ 51,476	$ 32,681	$ 80,322	$ 59,050
Other assets	46,882	70,420	84,584	128,467
Other current liabilities	35,031	33,635	49,820	171,397
Other liabilities	$ 67,025	86,743	$ 108,039	$ 260,898
Deferred contract assets and revenues
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		(10,073)
Other assets		(2,616)
Other current liabilities		(52,616)
Other liabilities		(20,320)
Write-off of certain financing costs
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		0
Other assets		(6,238)
Other current liabilities		0
Other liabilities		0
Pension assets and obligations
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		0
Other assets		(1,010)
Other current liabilities		3
Other liabilities		(6,085)
Fair value adjustments to other assets
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		0
Other assets		(639)
Other current liabilities		0
Other liabilities		0
Fresh Start Adjustments
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		(10,073)
Other assets		(10,503)
Other current liabilities		(52,613)
Other liabilities		$ (26,405)